Eaton Vance
Focused Value Opportunities Fund
May 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 99.3%
Security	Shares	Value
Aerospace & Defense — 3.1%
Huntington Ingalls Industries, Inc.	41,115	$ 8,279,739
		$ 8,279,739
Banks — 6.1%
M&T Bank Corp.	46,864	$ 5,584,314
Wells Fargo & Co.	267,094	10,633,012
		$ 16,217,326
Beverages — 3.9%
Constellation Brands, Inc., Class A	42,661	$ 10,365,343
		$ 10,365,343
Building Products — 3.4%
Johnson Controls International PLC	152,070	$ 9,078,579
		$ 9,078,579
Capital Markets — 3.8%
Charles Schwab Corp. (The)	190,919	$ 10,059,522
		$ 10,059,522
Consumer Staples Distribution & Retail — 6.9%
BJ's Wholesale Club Holdings, Inc.(1)	150,150	$ 9,406,897
Dollar Tree, Inc.(1)	64,610	8,714,597
		$ 18,121,494
Diversified Telecommunication Services — 3.6%
Verizon Communications, Inc.	269,198	$ 9,591,525
		$ 9,591,525
Electric Utilities — 3.8%
NextEra Energy, Inc.	137,063	$ 10,068,648
		$ 10,068,648
Energy Equipment & Services — 3.3%
Halliburton Co.	304,430	$ 8,721,920
		$ 8,721,920
Entertainment — 2.8%
Walt Disney Co. (The)(1)	83,167	$ 7,315,369
		$ 7,315,369
Security	Shares	Value
Health Care Equipment & Supplies — 6.9%
Boston Scientific Corp.(1)	166,140	$ 8,552,887
Zimmer Biomet Holdings, Inc.	76,315	9,717,952
		$ 18,270,839
Hotels, Restaurants & Leisure — 1.8%
Papa John's International, Inc.	66,613	$ 4,670,237
		$ 4,670,237
Industrial REITs — 2.8%
EastGroup Properties, Inc.	44,128	$ 7,263,910
		$ 7,263,910
Insurance — 8.5%
American International Group, Inc.	217,282	$ 11,479,008
Reinsurance Group of America, Inc.	78,842	11,037,880
		$ 22,516,888
Interactive Media & Services — 5.0%
Alphabet, Inc., Class A(1)	107,832	$ 13,249,318
		$ 13,249,318
Leisure Products — 3.8%
Hasbro, Inc.	167,696	$ 9,952,758
		$ 9,952,758
Machinery — 3.3%
Westinghouse Air Brake Technologies Corp.	93,634	$ 8,673,317
		$ 8,673,317
Oil, Gas & Consumable Fuels — 4.0%
ConocoPhillips	105,841	$ 10,510,011
		$ 10,510,011
Pharmaceuticals — 7.5%
Bristol-Myers Squibb Co.	166,808	$ 10,749,108
Zoetis, Inc.	56,410	9,195,394
		$ 19,944,502
Residential REITs — 3.4%
Mid-America Apartment Communities, Inc.	61,654	$ 9,066,837
		$ 9,066,837
Semiconductors & Semiconductor Equipment — 8.6%
Micron Technology, Inc.	185,930	$ 12,680,426

Eaton Vance
Focused Value Opportunities Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	57,427	$ 9,985,407
		$ 22,665,833
Specialty Retail — 3.0%
Lithia Motors, Inc.	34,189	$ 7,975,610
		$ 7,975,610
Total Common Stocks (identified cost $247,161,337)		$262,579,525

Short-Term Investments — 0.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.00%(2)	1,778,472	$ 1,778,472
Total Short-Term Investments (identified cost $1,778,472)		$ 1,778,472
Total Investments — 100.0% (identified cost $248,939,809)		$264,357,997
Other Assets, Less Liabilities — (0.0)%(3)		$ (1,633)
Net Assets — 100.0%		$264,356,364
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2023.
(3)	Amount is less than (0.05)%.
Abbreviations:
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at May 31, 2023.
Affiliated Investments
At May 31, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $1,778,472, which represents 0.7% of the Fund’s net assets. Transactions in such investments by the Fund for the fiscal year to date ended May 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$511,009	$42,777,314	$(41,509,851)	$ —	$ —	$1,778,472	$38,046	1,778,472
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)

Eaton Vance
Focused Value Opportunities Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$262,579,525*	$ —	$ —	$262,579,525
Short-Term Investments	1,778,472	—	—	1,778,472
Total Investments	$264,357,997	$ —	$ —	$264,357,997
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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